UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN FINANCIAL PARTNERS, L.L.C.
Address: 96 CUMMINGS POINT ROAD

         STAMFORD, CT  06902

13F File Number:  28-11307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     MANAGER
Phone:     203-358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     STAMFORD, CT     February 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $13,615 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11255                      DOLPHIN HOLDINGS CORP.
     28-11256                      DONALD T. NETTER
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              5125109        785    96770          DEFINED 2               96770
CABLEVISION SYS CORP           CL A             12686C109     1480    87867          DEFINED 2               87867
CORNELL COMPANIES INC          COM              219141108     1314    70671          DEFINED 2               70671
DILLARDS INC                   CL A             254067101      139    35000          DEFINED 2               35000
HARRIS CORP                    COM              413875105     1595    41920          DEFINED 2               41920
HUNTSMAN CORP                  COM              447011107      230    66948          DEFINED 2               66948
I-MANY INC                     COM              44973Q103        4    16277          DEFINED 2               16277
INFOGROUP INC                  COM              45670G108     4530   955761          DEFINED 2              955761
JOHNSON OUTDOORS INC           CL A             479167108      859   154200          DEFINED 2              154200
LANDRYS RESTAURANTS INC        COM              51508L103      647    55778          DEFINED 2               55778
LEAR CORP                      COM              521865105       79    56000          DEFINED 2               56000
MULTIMEDIA GAMES INC           COM              625453105      371   155839          DEFINED 2              155839
POINT BLANK SOLUTIONS INC      COM              730529104      186   396776          DEFINED 2              396776
TITANIUM METALS CORP           COM              888339207      617    70000          DEFINED 2               70000
VALERO ENERGY CORP             CALL             91913Y900      779    36000     C    DEFINED 2               36000